Document and Entity Information	Apr. 01, 2024
Cover [Abstract]
Entity Registrant Name	APA Corp
Amendment Flag	true
Entity Central Index Key	0001841666
Document Type	8-K/A
Document Period End Date	Apr. 01, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-40144
Entity Tax Identification Number	86-1430562
Entity Address, Address Line One	2000 W. Sam Houston Pkwy. S.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042-3643
City Area Code	(713)
Local Phone Number	296-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.625 par value
Trading Symbol	APA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On April 1, 2024, APA Corporation, a Delaware corporation (“APA”), filed a Current Report on Form 8-K (the “Original Report”) to report that APA completed its acquisition of Callon Petroleum Company, a Delaware corporation (“Callon”), pursuant to the Agreement and Plan of Merger, dated January 3, 2024, by and among APA, Astro Comet Merger Sub Corp., a Delaware corporation and wholly owned subsidiary of APA (“Merger Sub”), and Callon. At the closing, Merger Sub merged with and into Callon, with Callon as the surviving entity (the “Merger”). This amendment to the Original Report (the “Amendment”) is being filed to provide the financial statements and pro forma financial information required by Item 9.01 of Form 8-K. The pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that APA and Callon would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Merger. Except as described in this Amendment, all other information in the Original Report remains unchanged.